Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished goods	$ 257,594	$ 269,460	$ 316,654
Raw materials and precious metals	152,170	158,110	154,530
In-process inventories	54,227	42,723	115,090
Parts and supplies	29,337	29,169	27,056
Inventories	$ 493,328	$ 499,462	$ 613,330